Advances from Federal Home Loan Bank of New York ("FHLB")	12 Months Ended
Mar. 31, 2014
Banking And Thrift [Abstract]
Advances from Federal Home Loan Bank of New York ("FHLB")

NOTE 7 - ADVANCES FROM FEDERAL HOME LOAN BANK OF NEW YORK (“FHLB”)

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2014		2013
	Balance	Weighted Average Interest Rate	Balance	Weighted Average Interest Rate
	(Dollars In Thousands)
Due one year or less	$35,000	0.45%	$—	—%
After one to two years	65,000	0.91	—	—
After two to three years	—	—	10,000	2.24
After three to four years	32,500	3.82	—	—
After four to five years	10,000	4.04	32,500	3.82
After five years	—	—	10,000	4.04

	$142,500	1.68%	$52,500	3.56%

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2014	2013
	(In Thousands)
Available for Sale:
Mortgage-backed securities	$1,177	$—

Held to maturity:
Debt security—Government-sponsored enterprises	25,000	5,000
Mortgage-backed securities	125,192	47,643

	150,192	52,643

	$151,369	$52,643

At March 31, 2014, the Bank could have borrowed overnight funds from the FHLB under an overnight advance program up to the Bank’s maximum borrowing capacity based on the Bank’s ability to collateralize such borrowings. Additionally, the Bank has the ability to borrow funds of up to an aggregate of $88.0 million at two financial institutions under established unsecured overnight lines of credit at a daily adjustable rate. There were no drawings on these lines at March 31, 2014 and 2013.

During the year ended March 31, 2013, $16.2 million of long-term borrowings were paid off in advance, resulting in a prepayment penalty of $527,000 which was recorded as a loss on extinguishment of debt in July 2012.